Convertible preferred shares	12 Months Ended
Dec. 31, 2015
Convertible preferred shares [Abstract]
Convertible preferred shares
16.	Convertible preferred shares

The key terms of the Series A, Series A-1, Series B and Series C preferred shares are as follows:

Dividend rights

The holders of the Series A, Series A-1, Series B and Series C preferred shares are entitled to participate in any dividend pari passu with common shareholders of the Company on an as-converted basis.

Liquidation preferences

In the event of a liquidation, dissolution or winding up of the Company, available assets and funds of the Company are distributed to the holders of the preferred shares in order of 1) Series C and Series B which are grouped as one class for the purpose of liquidation preference, 2) Series A-1 and then 3) Series A, at their respective original issuance price per share plus any declared but unpaid dividends adjusted for share splits, share dividends, recapitalizations, and other adjustments. In the event that available assets and funds are insufficient to permit payment to the holders of the less senior class of preferred shares, the assets and funds will be distributed ratably to that class of preferred shareholders based on their proportional share ownership. After the distribution to the holders of Series C and Series B, Series A-1, Series A preferred shares and common shares are made, any remaining legally available assets and funds shall be distributed to the holders of common shares and Series C and Series B, Series A-1 and Series A preferred shares pro rata on an as-converted basis.

In addition, the following events are deemed liquidation events in which case any proceeds derived from such deemed liquidation events will be distributed in the order discussed above. If no proceeds are derived from such deemed liquidation events, the Series B preferred shareholders shall have the right to require the Company to repurchase all or any of the outstanding Series B preferred shares at the original issue price.

1)	Any consolidation or merger of the Company or other corporate reorganization, in which the shareholders of Company own less than a majority of the voting power of the Company or surviving company, after such consolidation, merger or reorganization

2)	A sale of other disposition of all or substantially all of the assets of the Company or the Group

3)	A transfer or an exclusive licensing of all or substantially all of the intellectual property of the Company

However, all liquidation events or deemed liquidation event have to be approved by a special resolution passed by a duly convened general meeting of the Company, which require presence of a representative from the common shareholders, a representative from Series A-1 preferred shareholders and a representative from Series B preferred shareholders. Accordingly, the Company determined that the deemed liquidation events are within the control of the Company and the Series B preferred shareholders do not have control of the Company. Therefore, the deemed liquidation events do not preclude the Series B preferred shares from being classified within permanent equity.

Voting rights

The holders of the Series A, Series A-1, Series B and Series C preferred shares shall be entitled to such number of votes equal to the whole number of common shares into which such Series A, Series A-1, Series B and Series C preferred shares are convertible.

Conversion rights

Each share of the Series A, Series A-1, Series B and Series C preferred shares is convertible at the option of the holder, at any time after the issuance of such shares, and each share can be converted into one common share of the Company. In addition, each share of the Series A, Series A-1, Series B and Series C preferred shares would automatically be converted into common shares of the Company upon (i) an underwritten public offering of the company's shares on major stock exchanges, including Nasdaq Global Market that results in proceeds to the Company of at least USD 50 million (“QIPO”) or (ii) upon written notice to convert given to the Company by the holders of a majority of such class or series of preferred shares in issue, in each case voting as a separate class on an as converted basis, as applicable.

At the time of issuance, the Series A preferred shares issued to one of the shareholders in 2005 contained a beneficial conversion feature of USD 54 thousand and the amount was charged to retained earnings in 2005 as a deemed dividend.

At the time of anti-dilution, the Series C preferred shares anti-diluted in 2012 contained a beneficial conversion feature of USD 286 thousand and the amount was charged to retained earnings in 2012 as a deemed dividend. There were no beneficial conversion features for the other issuance.

In April, 2011, the Company removed the USD 50 million threshold from the definition of QIPO. The removal of the threshold is not expected to have a significant impact to the financial statements of the Company.

None of the preferred shares are redeemable at the holders' option.

Modification in 2012

Upon issuance of Series D preferred shares in January 2012 as discussed in note 13, the Company adjusted the Series C conversion price from USD5.24 to USD4.14 per share; and obtained an exclusive option to purchase at any time within 12 months after the date of the conversion for all, but not less than all, of Series C preferred shares at the purchase price of USD4.607 per common share. The Series C conversion price could be adjusted for any share dividends, sub-division and consolidation, and unpaid dividend. As a result of this modification, the Company would issue a total of 7,248,293 common shares on a fully-converted basis of the original 5,728,264 Series C preferred shares when the conversion right is exercised by the holder. Other terms of the Series C preferred shares including the original liquidation rights remained unchanged.

The Company concluded that the downward conversion price adjustment from USD 5.24 to USD 5.13 is in accordance with the anti-dilution clause in the original Series C financing agreement. The incremental downward price adjustment from USD 5.13 to USD 4.14 and the right to an exclusive purchase option are accounted for as modifications of the terms of Series C preferred shares. The incremental value contributed by the Series C preferred shareholder amounted to USD 2,905 thousand and was deemed to be a wealth transfer between the preferred shareholder and common shareholders and the amount was charged to additional paid-in capital.

In determining the accounting for the modification of the Series C preferred shares, the Group also relied on, in part, a valuation report retrospectively prepared by an independent valuer based on data provided by the Group. The valuation report provided the Group with guidelines in determining the fair value, but the determination was made by the Group. Option-pricing method was used to allocate enterprise value to preferred and ordinary shares, taking into account the guidance prescribed by the AICPA Audit and Accounting Practice Aid, “Valuation of Privately-Held Company Equity Securities Issued as Compensation”. The method treats common stock and preferred stock as call options on the enterprise's value, with exercise prices determined based on the liquidation preference of the preferred stock.

The option-pricing method involves making estimates of the anticipated timing of a potential liquidity event, such as a sale of the Company or an initial public offering, and estimates of the volatility of the Group's equity securities. The anticipated timing is based on the plans of management. Estimating the volatility of the share price of a privately held company is complex because there is no readily available market for the shares. The Group estimated the volatility of its shares to range from 55.36% to 59.91% based on the historical volatility of comparable publicly traded shares of companies engaged in similar lines of business.

Modification in 2014

In January of 2014, the Company modified the anti-dilution terms relating to 5,613,699 Series C preferred shares held by one investor (‘‘Series C Investor 1''). The modification effectively amended the anti-dilution triggering price from USD4.14 to USD2.81 per share. The incremental downward trigger price adjustment from USD 4.14 to USD 2.81 is accounted for as modifications of the terms of Series C preferred shares. The incremental value contributed by the Series C preferred shareholder was deemed to be a transfer of value between the preferred shareholders because the change in the value of the common shares before and after the modification was deemed to be negligible. The Company concluded that this was evidence to suggest that most of the value was transferred from this Series C preferred shareholder to the other existing preferred shareholders. No accounting charge was recorded by the Company.

Triggering of the anti-dilution clause

Upon issuance of Series E preferred shares in March and April 2014, the Company adjusted the Series C conversion price from USD4.14 to USD3.64 and from USD3.64 to USD3.63 per share relating to 114,565 Series C preferred shares held by one investor (‘‘Series C Investor 2''), respectively. The Company concluded that the downward conversion price adjustment is in accordance with the anti-dilution clause in the original Series C financing agreement. As a result of this anti-dilution, the Company would issue a total of 165,236 common shares on a fully-converted basis of the original 114,565 Series C preferred shares when the conversion right is exercised by the holder. At the time of this anti-dilution, the Series C preferred shares anti-diluted in 2014 contained a beneficial conversion feature of USD 58 thousand and the amount was charged to retained earnings in 2014 as a deemed dividend. The issuance of the Series E Tranche 1 Preferred Shares did not triggered the anti-dilution term of Series C Investor 1 as their shares were modified as described above.

Upon the completion of the IPO on 24 June 2014, the Company adjusted the Series C conversion price from USD4.14 to USD3.89 and from USD3.63 to USD3.45 per share relating to 5,613,699 Series C preferred shares held by Series C Investor 1 and 114,565 Series C preferred shares held by Series C Investor 2, respectively. The Company concluded that the downward conversion price adjustment is in accordance with the anti-dilution clause in the latest shareholders agreement. As a result of this anti-dilution, the Company issued a total of 7,724,419 common shares on a fully-converted basis when the conversion right is exercised by the Series C shareholders. The triggering of the anti-dilution clause resulted in a beneficial conversion feature amounted to USD 1,403 thousand as a deemed dividend to Series C shareholders and charged against retained earnings, and in the absence of retained earnings, a charge to additional paid-in capital.

As a result, 96,024,567 common shares were issued, and the balance of Series A, Series A-1, Series B and Series C preferred shares was transferred to common shares and additional paid-in capital on the same date.